Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Provision for income tax		$ 0
Uncertain tax position		$ 0
Percentage basis of funds on deposit for interest income recognition		100.00%
Partnership assets percentage not deposited as margin credit for interest income		80.00%
Annualized general partner administrative fee		1.60%
Monthly ongoing placement agent fee		0.1667%
Annualized ongoing placement agent fee		2.00%
Limited partners unit that can be redeemed		100.00%
Distributions		$ 0
Earliest Tax Year [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Open tax year		2014
Latest Tax Year [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Open tax year		2017
Morgan Stanley Smith Barney Spectrum Select L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Restricted cash		$ 8,683,095	$ 11,918,100
Cash denominated in foreign currencies		977,236	992,914
Cash denominated in foreign currencies, proceeds			1,024,772
Cash denominated in foreign currencies, cost		984,412
Provision for income tax		0
Uncertain tax position		$ 0
Percentage basis of funds on deposit for interest income recognition		100.00%
Partnership assets percentage not deposited as margin credit for interest income		80.00%
Annualized general partner administrative fee		2.00%
Monthly general partner administrative fee		0.1667%
Monthly ongoing placement agent fee		0.1667%
Annualized ongoing placement agent fee		2.00%
Limited partners unit that can be redeemed		100.00%
Distributions		$ 0
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Earliest Tax Year [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Open tax year		2014
Morgan Stanley Smith Barney Spectrum Select L.P. [Member] | Latest Tax Year [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Open tax year		2017
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Provision for income tax		$ 0
Uncertain tax position		$ 0
Percentage basis of funds on deposit for interest income recognition		100.00%
Partnership assets percentage not deposited as margin credit for interest income		80.00%
Annualized general partner administrative fee		2.00%
Monthly general partner administrative fee		0.1667%
Monthly ongoing placement agent fee		0.1667%
Annualized ongoing placement agent fee		2.00%
Limited partners unit that can be redeemed		100.00%
Distributions		$ 0
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Earliest Tax Year [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Open tax year		2014
Morgan Stanley Smith Barney Spectrum Strategic L.P. [Member] | Latest Tax Year [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Open tax year		2017
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Restricted cash			6,959,456
Cash denominated in foreign currencies			205,801
Cash denominated in foreign currencies, proceeds			$ 205,128
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Liquidation Basis of Accounting [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Restricted cash	[1]	$ 33,804
Cash denominated in foreign currencies		0
Cash denominated in foreign currencies, proceeds		0
Provision for income tax		0
Uncertain tax position		$ 0
Percentage basis of funds on deposit for interest income recognition		100.00%
Partnership assets percentage not deposited as margin credit for interest income		80.00%
Annualized general partner administrative fee		2.00%
Monthly general partner administrative fee		0.1667%
Monthly ongoing placement agent fee		0.1667%
Annualized ongoing placement agent fee		2.00%
Limited partners unit that can be redeemed		100.00%
Distributions		$ 0
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Earliest Tax Year [Member] | Liquidation Basis of Accounting [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Open tax year		2014
Morgan Stanley Smith Barney Spectrum Technical L.P. [Member] | Latest Tax Year [Member] | Liquidation Basis of Accounting [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Open tax year		2017

[1]	Presented on a liquidation basis of accounting.